Related Parties Transactions (Details) - Schedule of Amount Due to Related Parties - USD ($)	Dec. 31, 2023	Dec. 31, 2022
BioFirst [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties		$ 188,753
The Jiangs [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties	19,789	19,789
Due to Shareholders [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties	152,382	151,450
Due to a Director [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties	961
Related Party [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties	$ 173,132	$ 359,992